FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments
Schedule of credit risk

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Cash	4,682,221	6,804,579	8,858,247
Accounts Receivable	1,596,912	1,642,990	2,109,424
Notes Receivable	9,803,604	2,449,122	1,430,526
Prepaid expenses and other assets	864,009	420,336	392,787
Total	16,946,746	11,317,027	12,790,984

Schedule of exposure to credit risk

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Current	624,736	604,920	1,079,657
1-30 days	429,973	568,445	475,909
31 days-older	836,332	732,981	616,574
Total trade accounts receivable	1,891,041	1,906,346	2,172,140
GST /HST	126,485	110,037	102,631
Provision for bad debts	(420,614)	(373,393)	(165,347)
Total accounts receivable	1,596,912	1,642,990	2,109,424

Schedule of working capital accounts

	December 31, 2024	December 31, 2023	October 31, 2023
	$	$	$
Cash	4,682,221	6,804,579	8,858,247
Current assets excluding cash	15,974,954	8,807,958	8,563,290
Total current assets	20,657,175	15,612,537	17,421,537
Current liabilities	(5,515,809)	(4,298,684)	(5,195,681)
Working capital	15,141,366	11,313,853	12,225,856

Schedule of assets and liabilities

	Year 1	Over 1 Year - 3 Years	Over 3 Years - 5 Years
	$	$	$
Accounts payable and accrued liabilities	2,107,619	-	-
Lease liabilities	736,453	1,294,125	3,181,365
Convertible debentures	-	-	2,459,924
Debt	227,679	1,001,681	-
Business acquisition consideration payable	536,881	1,693,540	-
Total	3,608,632	3,989,346	5,641,289

Schedule of valuations for the asset or liability not based on observable market data

	Level in fair value hierarchy	FVTPL
Financial Assets
Biological asset	Level 2	$1,554,622
Warrants asset	Level 2	4,855,795

Financial Liabilities
Derivative liability	Level 2	12,504,175

The carrying values of the financial instruments at December 31, 2023 are summarized in the following table:

	Level in fair value hierarchy	FVTPL
Financial Assets
Biological asset	Level 2	$1,723,342
Warrants asset	Level 2	1,761,382

Financial Liabilities
Derivative liability	Level 2	7,471,519

Schedule of carrying values for the asset or liability not based on observable market data

	Level in fair value hierarchy	FVTPL
Financial Assets
Biological asset	Level 2	$1,566,822
Warrants asset	Level 1	1,361,366

Financial Liabilities
Derivative liability	Level 2	7,808,500